Stock Option Plans and Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning balances	3,500,075	1,622,118	1,326,449
Number of Options, Granted		1,592,370	419,839	1,349,782
Number of Options, Exercised		(152,330)	(6,568)
Number of Options, Forfeited		(153,975)	(117,602)	(23,333)
Number of Options, Ending balances		3,500,075	1,622,118	1,326,449
Number of Options, Options vested and expected to vest		3,500,075	1,622,118	1,326,449
Number of Options, Options vested and exercisable		926,614	416,265	10,781
Weighted Average Exercise Price Per share, Beginning balances	$ 5.43	$ 2.21	$ 2.38
Weighted Average Exercise Price (per share), Granted		9.54	1.69	$ 2.38
Weighted Average Exercise Price (per share), Exercised		2.22	1.77
Weighted Average Exercise Price (per share), Forfeited		2.21	2.31	2.42
Weighted Average Exercise Price (per share), Ending balances		5.43	2.21	2.38
Weighted Average Exercise Price (per share), Options vested and expected to vest		5.43	2.21	2.38
Weighted Average Exercise Price (Per share), Options vested and exercisable		$ 2.28	$ 2.36	$ 2.42
Weighted Average Remaining Contractual Term (years)		8 years 9 months 18 days	8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and expected to vest		8 years 9 months 18 days	8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and exercisable		7 years 10 months 25 days	8 years 10 months 25 days	9 years 8 months 12 days
Aggregate Intrinsic Value, Balances		$ 31,784,488	$ 1,546,599
Aggregate Intrinsic Value, Options vested and expected to vest		31,784,488	1,546,599
Aggregate Intrinsic Value, Options vested and exercisable		$ 11,324,729	340,334
Conversion of performance to service based		591,892
Weighted Average Exercise Price, Conversion of shares		$ 2.53
Aggregate Intrinsic Value, Exercised		$ 1,871,041	$ 2,950
2017 Long Term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of Options, Beginning balances	3,500,075
Number of Options, Granted	50,879
Number of Options, Exercised	(365,111)
Number of Options, Forfeited	(82,907)
Number of Options, Ending balances	3,102,936	3,500,075
Number of Options, Options vested and expected to vest	3,102,936
Number of Options, Options vested and exercisable	830,912
Weighted Average Exercise Price Per share, Beginning balances	$ 5.43
Weighted Average Exercise Price (per share), Granted	20.81
Weighted Average Exercise Price (per share), Exercised	2.45
Weighted Average Exercise Price (per share), Forfeited	2.78
Weighted Average Exercise Price (per share), Ending balances	6.11	$ 5.43
Weighted Average Exercise Price (per share), Options vested and expected to vest	6.11
Weighted Average Exercise Price (Per share), Options vested and exercisable	$ 2.33
Weighted Average Remaining Contractual Term (years)	8 years 3 months 18 days	8 years 9 months 18 days
Weighted Average Remaining Contractual Term (years), Options vested and expected to vest	8 years 3 months 18 days
Weighted Average Remaining Contractual Term (years), Options vested and exercisable	7 years 3 months 18 days
Aggregate Intrinsic Value, Balances	$ 57,188,986	$ 31,784,488
Aggregate Intrinsic Value, Options vested and expected to vest	57,188,986
Aggregate Intrinsic Value, Options vested and exercisable	$ 18,455,289